Condensed Consolidated Statements of Convertible Preferred Shares and Shareholders’ Equity (Deficit) (Parenthetical) $ in Thousands	3 Months Ended
Sep. 30, 2020 USD ($)
IPO
Issuance costs of ordinary shares in initial public offering	$ 4,838